Options	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Options

NOTE 6 – OPTIONS

The Company maintains a stock option plan under which certain employees are awarded option grants based on a combination of performance and tenure. The stock option plan provides for the grant of up to 2,000,000 shares. All options may be exercised for a period of up to four and a half years following the grant date, after which they expire. Options are vested up to 5 years from the grant date.

For the nine-month period ended September 30, 2019, options to purchase 505,000 shares of common stock were issued, 25,800 were forfeited and 35,700 expired, due to employee resignations.

The Company uses the Black-Sholes option pricing model to estimate the fair value of stock-based awards on the date of the grant. The following table summarizes the assumptions used to estimate the fair value of the stock options granted during the nine months ended September 30, 2019.

2019
Expected dividend yield	0%
Weighted-average expected volatility	209-250%
Weighted-average risk-free interest rate	2.08-2.55%
Expected life of options	5-7 years

Total compensation cost related to stock options was $141,594 and $133,048 for the nine-months ended September 30, 2019 and 2018, respectively.

The following table represents stock option activity for the nine-month period ended September 30, 2019:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Options Outstanding as of December 31, 2018	1,732,846	$1.19	6.98	$-
Options Exercisable as of December 31, 2018	1,107,259	$0.96	5.91
Options granted	505,000	$0.43	-	-
Options forfeited	25,800	$0.92	-	-
Options expired	35,700	$0.60	-	-

Options Outstanding as of September 30, 2019	2,176,346	$0.73	7.01	$1,303,547
Options Exercisable as of September 30, 2019	1,204,521	$0.89	5.69	$537,356

NOTE 7 - OPTIONS

The Company maintains a stock option plan under which certain employees and management are awarded option grants based on a combination of performance and tenure. All options may be exercised for a period up to four and ½ years following the grant date, after which they expire. Options are vested up to 5 years from the grant date. The Board has authorized the use of 2,000,000 shares for option grants.

Stock options were granted during 2018 and 2017 to employees totaling, 560,400 and 263,846, respectively. These options vest over a period of 4 to 5 years, are granted with an exercise price of between $0.41 and $1.02 per share and have a term of 10 years. The last options expire April 2028.

Under the Black-Scholes option price model, fair value of the options granted in 2018 and 2017 were $278,358 and $169,100, respectively.

In April 2017, 253,846 options were granted with an exercise price of $0.65 and a term of 10 years from the grant date. The options vest over a period of one and four years.

In April 2017, four option grants, totaling 650,000 options, were amended to extend the exercise terms to 10 years from the date of grant. Incremental option expense recognized as a result of the amendment amounted to $69,611.

In April 2018, 560,400 options were granted with an exercise price of $0.50 and a term of 10 years from the grant date. The options vest over a period of four to five years.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant. The following table summarizes the assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2018 and 2017:

	2018	2017
Expected dividend yield	0%	0%
Weighted-average expected volatility	192-265%	200%
Weighted-average risk-free interest rate	2.08-2.73%	1.92%
Expected life of warrants	4-5 years	4.74 -7.50 years

Total compensation cost related to stock options was $169,828 and $267,835 for the years ended December 31, 2018 and 2017, respectively. As of December 31, 2018, there was $192,007 of unrecognized compensation costs related to stock options, which is expected to be recognized over a weighted average period of 6.98 years. The following table represents stock option activity for the two years ended December 31, 2018:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Options Outstanding as of December 31, 2016	1,044,500	$0.92	3.38	$-
Options Exercisable as of December 31, 2016	584,000	$1.05	3.02
Options granted	263,846	0.64	9.05	-
Options forfeited	(35,000)	1.02	8.25	-
Options expired	(75,000)	1.13	4.54	-

Options Outstanding as of December 31, 2017	1,197,846	$0.97	6.96	$-
Options Exercisable as of December 31, 2017	781,300	$1.02	6.30	$-
Options granted	560,400	0.50	9.26
Options forfeited	(25,400)	0.46	9.06
Options expired	-	-	-	-

Options Outstanding as of December 31, 2018	1,732,846	$1.19	6.98	$-
Options Exercisable as of December 31, 2018	1,107,259	$0.96	5.91	$-